November 3, 2025

VIA EDGAR

Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20546

Re:	Palmer Square Funds Trust (the “Registrant”)
Registration Nos. 333-277718 and 811-23946

To the Commission:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the forms of Prospectus and Statement of Additional Information, each dated October 31, 2025, as filed on October 31, 2025 for the above-captioned Registrant that would have been filed under paragraph (c) of Rule 497 do not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours,

/s/ Scott A. Betz
Scott A. Betz
Secretary

SAB